Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
6. Stock-Based Compensation

Biostage 2013 Equity Incentive Plan

The Company maintains the 2013 Equity Incentive Plan (the “Plan”) for the benefit of certain of its officers, employees, non-employee directors, and other key persons (including consultants and advisory board members). All options and awards granted under the Plan consist of the Company’s shares of common stock.

The Company also issued equity awards under the Plan at the time of the Distribution to all holders of Harvard Bioscience equity awards as part of an adjustment (the “Adjustment”) to prevent a loss of value due to the Distribution.

Compensation expense recognized under the Plan relates to service provided by employees, board members and a non-employee of the Company. There was no required compensation associated with the Adjustment awards to employees who remained at Harvard Bioscience.

The Company has granted options to purchase common stock and restricted stock units under the Plan. Stock option activity during the nine months ended September 30, 2016 was as follows:

	Amount	Weighted- average exercise price

Outstanding at December 31, 2015	3,253,118	$3.29
Granted	915,000	1.58
Canceled	(288,817)	3.69
Outstanding at September 30, 2016	3,879,301	$2.86

The Company uses the Black- Scholes model to value its stock options. Weighted average estimated value of stock options granted using the Black-Scholes model during the nine months ended September 30, 2016 was $1.04. The weighted average assumptions for valuing those options granted were as follows:

Expected volatility	74.26%
Expected dividends	0.00%
Expected term in years	6.13
Risk-free rate	1.50%

There was no material restricted stock unit activity during the nine months ended September 30, 2016.

The Company recorded total stock-based compensation during the three and nine months ended September 30 as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)

Research and development	$198	$182	$535	$555
General and administrative	164	246	492	3,057
Total stock-based compensation	$362	$428	$1,027	$3,612

Included in the above table is stock-based compensation related to the Harvard Bioscience Plan, which is described below.

Harvard Bioscience Stock Option and Incentive Plan

Harvard Bioscience maintains the Third Amended and Restated 2000 Stock Option and Incentive Plan (as amended, the “Harvard Bioscience Plan”) for the benefit of certain of its officers, directors and employees. In connection with the Separation, those employees of Harvard Bioscience who became employees of Biostage were allowed to continue vesting in their stock-based awards of stock options and restricted stock units granted under the Harvard Bioscience Plan. Accordingly, the Company recognizes compensation expense as services are provided by those employees.

13. Share-Based Compensation

HART maintains the 2013 Plan for the benefit of certain of its officers, employees, non-employee directors, and other key persons (including consultants and advisory board members). All options and awards granted under the 2013 Plan consist of HART common shares. Additionally, equity awards related to shares of the Company’s common stock were issued from the 2013 Plan at the time of the Distribution to the holders of Harvard Bioscience equity awards as part of an adjustment (the “Adjustment”) to those equity awards to prevent a loss of value due to the Distribution.

Harvard Bioscience maintains the Third Amended and Restated 2000 Stock Option and Incentive Plan as amended, (the “Harvard Bioscience Plan”) for the benefit of certain of its officers, directors and employees. After the Separation, HART continues to record the expense on share-based awards of Harvard Bioscience stock options and restricted stock units, issued by Harvard Bioscience, to former Harvard Bioscience employees now employed by HART.

Harvard Bioscience award holders were also issued share-based compensation awards in HART stock options and restricted stock units. HART recognizes compensation expense on those awards to former Harvard Bioscience employees who now are employed by HART, and does not recognize expense on the Adjustment awards given to individuals not now employed by HART. Additionally, HART records expense on grants made under the 2013 Plan to HART officers, directors and employees granted subsequent to the Adjustment.

In connection with the spin-off, certain required adjustments were made to the Harvard Bioscience outstanding equity compensation awards under their employee benefit plans. Each outstanding option to purchase Harvard Bioscience common stock was converted on the date of the Distribution into both an adjusted Harvard Bioscience option to purchase Harvard Bioscience common stock and an option to purchase HART common stock. As part of these required adjustments, the Company issued approximately 0.3 million HART options and approximately 0.02 million HART restricted stock units, those that have not been exercised, canceled or expired are reflected below. The Company records compensation expense only on those HART awards issued to HART employees. The Company also records compensation expense on those Harvard Bioscience awards issued to HART employees.

Harvard Apparatus Regenerative Technology, Inc. 2013 Equity Incentive Plan

The 2013 Equity Incentive Plan was adopted by the Board of Directors on October 11, 2013. The aggregate number of shares authorized for issuance under the Plan were 3,640,000 and 3,320,000 shares of common stock as of December 31, 2015 and 2014, respectively. The Company currently has 3,640,000 shares of its common stock reserved for the issuance of awards under the 2013 Plan.

During 2015 and 2014 no options or restricted stock units were granted to Harvard Bioscience employees or directors, and the Company does not anticipate issuing any to Harvard Bioscience employees in the future.

2013 Plan Award Information

The following is a summary of stock option and restricted stock unit activity:

	Stock Options		Restricted Stock Units
		Weighted Average	Restricted Stock Units	Grant Date
	Stock Options Outstanding	Exercise Price	Outstanding	Fair Value
Balance at December 31, 2013	2,075,707	$4.34	19,492	$6.00
Granted	237,500	7.93	-	-
Exercised	(115,950)	4.90	(9,796)	6.00
Vested (RSUs)	-	-	-	-
Cancelled/forfeited	(190,277)	4.42	(1,716)	6.00
Balance at December 31, 2014	2,006,980	$4.73	7,980	$6.00
Granted	1,855,916	2.06	-	-
Exercised	-	-	-	-
Vested (RSUs)	-	-	(6,721)	6.00
Cancelled/forfeited	(609,778)	4.26	(154)	6.00
Balance at December 31, 2015	3,253,118	$3.29	1,105	$6.00

The Company’s policy is to issue stock available from its registered but unissued stock pool through its transfer agent to satisfy stock option exercises and vesting of the restricted stock units.

The following table summarizes information concerning 2013 Plan currently outstanding and exercisable options as of December 31, 2015:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average				Average
	Number	Remaining	Weighted		Shares	Remaining	Weighted
Range of	Outstanding At	Contractual	Average	Aggregate	Exercisable At	Contractual	Average	Aggregate
Exercise	December	Life	Exercise	Intrinsic	December	Life	Exercise	Intrinsic
Price	31. 2015	in Years	Price	Value	31. 2015	in Years	Price	Value

$.64 - 2.00	1,389,416	9.56	$1.45	$1,016,407	-	-	$-	$-
2.01 - 4.00	62,416	5.63	3.51	-	47,428	4.78	3.45	-
4.01 - 6.00	1,616,286	7.32	4.29	-	1,106,185	6.72	4.33	-
6.01 - 8.00	50,000	8.76	7.32	-	12,500	8.76	7.32	-
8.01 - 9.06	135,000	8.32	8.76	-	33,750	8.32	8.76	-
$2.05- 9.84	3,253,118	8.31	$3.29	$1,016,407	1,199,863	6.71	$4.45	$-

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value, based on the Company’s closing stock price of $2.18 as of December 31, 2015, which would have been received by the option holders had all option holders exercised their options as of that date. The aggregate intrinsic value of options exercised for the year ended December 31, 2015 and 2014 was approximately $0 and $507,466, respectively. No options were in-the-money and exercisable as of December 31, 2015.

As of December 31, 2015, the total compensation costs related to unvested awards not yet recognized is $2.5 million and the weighted average period over which it is expected to be recognized is 2.59 years.

2013 Plan Valuation and Expense Information under Share-Based-Payment Accounting

Share-based compensation expense related to the 2013 Plan including stock options, restricted stock units, and the employee stock purchase plan for the years ended December 31, 2015 and 2014 was allocated as follows:

	Years Ended December 31,
	2015	2014
	(in thousands)

Research and development	$682	$554
Sales and marketing	40	94
General and administrative	2,819	1,154
Total stock-based compensation	$3,541	$1,802

The Company did not capitalize any share-based compensation.

The weighted-average estimated value of stock options granted during 2015 and 2014 was $1.41 and $5.25, respectively, using the Black Scholes model with the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014
Volatility	76.84%	74.00%
Risk-free interest rate	1.73%	1.61%
Expected holding period	6.09 years	6.25 years
Dividend yield	-%	-%

The Company used the volatility of comparable companies, as management did not believe that our trading history was of a sufficient duration to provide an accurate estimate of expected volatility. The risk-free interest rate assumption is based upon observed Treasury bill interest rates (risk-free) appropriate for the term of the Company’s employee stock options. The simplified method of estimating expected life was used. The vesting period is approximately four years and the contractual life is ten years.

The Company also estimated the fair value of non-employee share options using the Black-Scholes option pricing model reflecting the same assumptions as applied to employee and director options in each of the reporting periods, other than the expected life, which is assumed to be the remaining contractual life of the options.

Share-based compensation expense recognized in the Company’s consolidated statements of operations for the years ended December 31, 2015 and 2014 is based on awards ultimately expected to vest and has been reduced for annualized estimated forfeitures. Share-based-payment accounting requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience and weighting of various employee classes.

In April 2015, David Green resigned as Chief Executive Officer, President and Chairman of the Board of Directors of HART. Mr. Green remained a member of the Board of Directors. Under the terms of Mr. Green’s employment agreement, certain equity awards immediately vested upon his resignation. This acceleration of vesting resulted in a non-cash share based compensation expense of approximately $1.0 million being recognized in the year ended December 31, 2015. Mr. Green’s employment agreement also entitled him to a cash payment equal to two years of his salary, or approximately $1.0 million. The Company and Mr. Green agreed to a modification to accelerate vesting on certain options and extend the exercise period on those and other vested stock options in lieu of the cash payment. These modifications resulted in an additional non-cash share-based compensation expense related to Mr. Green of approximately $1.1 million being recorded in the year ended December 31, 2015. Of the modified options, 387,000 were vested prior to resignation, 290,252 were vested as a result of the resignation and as such required no modification to vesting, and 48,375 options were modified to vest immediately. All 725,627 modified options retained their original exercise price of $4.29 and had the time period during which they could be exercised extended from 30 days from resignation to 7 years. All of Mr. Green’s options to buy shares of Harvard Bioscience stock issued under the Harvard Bioscience Plan remain outstanding and the Company will continue to record the associated expense on them as long as Mr. Green provides service to HART in his position on the Board of Directors.

Harvard Bioscience Plan

Harvard Bioscience maintains the Harvard Bioscience Plan for the benefit of certain of its officers, directors and employees.

All awards were granted to the Company’s employees and directors at exercise prices equal to or greater than fair market value of the Harvard Bioscience’s common stock on the date of grant.

Harvard Bioscience Plan Award Information

The following is a summary of stock option and restricted stock unit activity:

	Stock Options		Restricted Stock Units
	Stock Options	Weighted Average	Restricted Stock
	Outstanding	Exercise Price	Units Outstanding	Grant Date Fair Value
Balance at December 31, 2013	2,500,339	$3.20	326,185	$5.46
Granted	—	—	—	—
Exercised	(66,056)	3.34	—	—
Vested (RSUs)	—	—	(154,628)	—
Cancelled/forfeited	(311,635)	5.58	—	—
Balance at December 31, 2014	2,122,648	2.84	171,557	5.67
Granted	—	—	—	—
Exercised	(918,646)	2.73	—	—
Vested (RSUs)	—	—	(88,648)	4.52
Cancelled/forfeited	(6,585)	3.64	—	—
Balance at December 31, 2015	1,197,417	$2.92	82,909	$4.30

The following table summarizes information concerning the Harvard Bioscience Plan currently outstanding and exercisable options as of December 31, 2015:

	Options Outstanding				Options Exercisable
		Weighted				Weighted
		Average				Average
	Number	Remaining	Weighted		Shares	Remaining	Weighted
Range of	Outstanding at	Contractual	Average	Aggregate	Exercisable at	Contractual	Average	Aggregate
Exercise	December	Life	Exercise	Intrinsic	December	Life	Exercise	Intrinsic
Price	31. 2015	in Years	Price	Value	31. 2014	in Years	Price	Value
$2.02 - 3.00	739,636	4.71	$2.36	$817,936	651,046	4.47	$2.34	$737,319
3.01-4.00	247,357	7.10	3.64	-	125,690	6.79	3.65	-
4.01 - 4.04	210,424	5.42	4.04	-	210,424	5.42	4.04	-
$2.02- 4.04	1,197,417	5.33	$2.92	$817,936	987,160	4.97	$2.87	$737,319

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value, based on Harvard Bioscience’s closing stock price of $3.47 as of December 31, 2015, which would have been received by the option holders had all option holders exercised their options as of that date. The aggregate intrinsic value of options exercised for the years ended December 31, 2015 and 2014 was approximately $2.6 million and $0.1 million, respectively. The total number of in-the-money options that were exercisable as of December 31, 2015 was 651,046.

For the year ended December 31, 2015, the total compensation costs related to unvested awards not yet recognized is $0.1 million and the weighted average period over which it is expected to be recognized is 1.00 year.

Harvard Bioscience Plan Valuation and Expense Information under Share-Based-Payment Accounting

Share-based compensation expense related to Harvard Bioscience employee stock options and restricted stock units for the years ended December 31, 2015 and 2014 was allocated as follows:

	Years Ended December 31,
	2015	2014
	(in thousands)

Research and development	$42	$66
Sales and marketing	-	14
General and administrative	383	683
Total stock-based compensation	$425	$763

The Company did not capitalize any share-based compensation.

Share-based compensation expense recognized in the Company’s consolidated statements of operations related to Harvard Bioscience options for the years ended December 31, 2015 and 2014 is based on awards ultimately expected to vest and has been reduced for annualized estimated forfeitures. Share-based-payment accounting requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on historical experience of Harvard Bioscience.